Cover	Sep. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002143393
Document Type	S-6
Entity Registrant Name	FT 13231
Document Period End Date	Sep. 03, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in “deep value” dividend-paying securities (as defined below). “Deep Value” companies are companies that have low estimated current year price to earnings (“P/E”) ratios in addition to above-average dividend yields.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in 30 companies that have low estimated current year P/E ratios in addition to above-average dividend yields. Through our selection process we seek to find the stocks that we believe have the best prospects for above-average total return.

Identify the Universe. The first step in our selection process is to identify the universe of stocks from which we will select the portfolio. To establish the universe, we begin with the companies listed in the S&P 1500® Index as of the date the portfolio was selected.

Screen the Universe. The next step in our process is to evaluate the companies in the universe based on market capitalization, the ratio of each stock’s current price to its estimated current year earnings, its dividend payout and dividend yield ratios. These screens are designed to identify stocks with a low P/E ratio and the ability to sustain its dividend yield.

Portfolio criteria:

- Market capitalization greater than $1 billion;

- Estimated current year P/E ratio less than 16;

- Dividend payout ratio less than 60%; and

- Dividend yield greater than 2.0%

Select the Portfolio. The final step is to select 30 stocks for the portfolio subject to a maximum of approximately 30% in a single sector. The stocks are approximately equally weighted within the portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.